Financial assets and liabilities - Schedule of financial clauses (Details)	12 Months Ended
	Dec. 31, 2025 shares
Disclosure of detailed information about borrowings [line items]
Percentage Of Joint Venture Financial Information	50.00%
Debenture (11th, 12th, 13th and 14th)
Disclosure of detailed information about borrowings [line items]
Updated leverage ratio after extrapolation	3.5
Leverage ratio	3
Comgas [member] | BNDES Project VIII | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.89%	[1],[2]
Goal	Net debt	[1],[2]
Comgas [member] | Loan 4.131 | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.89%	[1],[2]
Goal	Net debt	[1],[2]
Comgas [member] | Debenture 7th to 13th [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.89%	[1],[2]
Goal	Net debt	[1],[2]
Comgas [member] | Debenture 14th issue [Member] | Net debt (excluding leases) / EBITDA cannot exceed 4.00 | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.88%	[1],[2]
Goal	Net debt (ix) (excluding leases)	[1],[3]
Cosan Luxembourg S A [member] | Senior Notes Due 2029 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratio	3.03%	[4],[5]
Goal	Pro forma net debt	[4],[5]
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratio	2.85%	[5]
Goal	Pro forma net debt	[5]
Cosan Luxembourg S A [member] | Senior Notes Due 2031 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratio	2.85%	[5]
Goal	Pro forma net debt	[5]
Compagas [member] | Debenture 5th issue [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	2.26%	[1],[2]
Goal	Net Debt	[1],[2]
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th) | ICJ = EBITDA / Finance result cannot be less than 2.0x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	3.52%	[1],[6],[7],[8]
Goal	ICJ	[1],[6],[7],[8]
Rumo S.A. [member] | ECA [Member] | ICJ = EBITDA / Finance result cannot be less than 2.0x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	3.52%	[1],[6],[7]
Goal	ICJ	[1],[6],[7]
Rumo S.A. [member] | ECA [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.94%	[1],[9]
Goal	Net debt	[1],[8],[9]
Rumo S.A. [member] | Senior notes due 2028 | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.94%	[1],[9]
Goal	Net debt	[1],[9]
Rumo S.A. [member] | Senior Notes Due 2032 [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.94%	[1],[9]
Goal	Net debt	[1],[9]
Rumo S.A. [member] | Debentures | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.94%	[1],[8],[9]
Goal	Net debt	[1],[8],[9]
Necta [Member] | Debentures 1St Issue [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Goal	Net debt	[1],[3]
Sulgás | BNDES Project VIII | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	0.42%	[1],[3]
Goal	Net Debt	[1],[3]
Sulgás | BNDES Project VIII | The overall debt ratio (Total liabilities / Total liabilities) cannot exceed 0.8. | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	0.73%	[10],[11]
Goal	The overall debt ratio (Total liabilities	[10],[11]
Sulgás | Debentures 1St Issue [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	0.42%	[1],[3]
Goal	Net debt	[1],[3]
MLH [member] | Syndicated Loans [Member] | Net debt / EBITDA cannot exceed 3.5x at the end of each quarter | Cash Generating Unit Moove [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	1.63%	[1],[12]
Goal	Net debt	[1],[12]
MLH [member] | Syndicated Loans [Member] | DSCR (vii) must not be less than 2.5x at the end of each quarter | Cash Generating Unit Moove [Member]
Disclosure of detailed information about borrowings [line items]
Ratio	4.19%	[13]
Goal	DSCR	[13]

[1]	Corresponds to trailing twelve-month EBITDA.
[2]	Net debt consists of current and non-current borrowings, net of cash and cash equivalents and marketable securities.
[3]	Net debt consists of current and non-current borrowings, including the net balance of derivative transactions, net of cash and cash equivalents and marketable securities.
[4]	For gross debt related to the Senior Notes due 2029, as described in item (i), includes the balance of the obligation to repurchase equity interest in a subsidiary.
[5]	Net debt and EBITDA on a pro forma basis, including 50% of joint venture financial information as stipulated in the agreements. Pro forma EBITDA corresponds to the trailing twelve-month period. For Senior Notes covenants, unrestricted subsidiaries are excluded.
[6]	Interest Coverage Ratio (“ICR”).
[7]	Net debt financial result is represented by the cost of net debt.
[8]	The 11th, 12th, 13th, and 14th debenture issuances contain a contractual leverage covenant limited to 3.0x. However, these issuances benefit from a pre-approved waiver permitting the issuer to exceed this ratio up to 3.5x through December 31, 2027.
[9]	Net financial debt comprises bank borrowings, debentures, finance leases classified as financial leases, net of cash and cash equivalents, marketable securities, restricted cash from financial investments linked to loans, and derivative instruments.
[10]	Total liabilities correspond to the sum of current and non-current liabilities.
[11]	Total liabilities correspond to the sum of current liabilities, non-current liabilities, and shareholders' equity.
[12]	Net debt consists of the balance of loans, financing arrangements, and debentures ("Gross Debt"), net of cash and cash equivalents, marketable securities, and debt-related derivative financial instruments.
[13]	Debt Service Coverage Ratio (“DSCR”).